FAIR VALUE MEASUREMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Impairment charge, long-lived assets held and used	¥ 23,659	$ 3,441	¥ 60,162
Assets Held-for used, Long Lived, Fair Value Disclosure	7,885			$ 1,147
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value, long-lived assets held and used	117		¥ 632	17	$ 97
Impairment charge, long-lived assets held and used	7,768	$ 1,130
Fair Value, Measurements, Nonrecurring [Member] | Measurement Input, Discount Rate [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value, long-lived assets held and used	¥ 117			$ 17
Level 3 [Member] | Measurement Input, Discount Rate [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Long Lived Assets Measurement Input	14			14
Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value, long-lived assets held and used				$ 117	$ 632